BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (17.4%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1,2	12/20/30	3.199%	$2,639,911
282,875	ACC Trust 2019-2[1]	02/21/23	2.820	284,067
1,497,819	ACC Trust 2020-A1	03/20/23	6.000	1,531,051
1,291,489	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,389,655
345,198	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	349,154
2,860,000	Antares CLO, Ltd. 2020-1A (3-Month USD-LIBOR + 1.900%)[1,3]	10/23/31	2.038	2,860,000
241,006	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	241,950
692,425	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	700,942
1,200,421	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	1,226,758
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,484,393
39,250	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	39,366
1,084,704	CF Hippolyta LLC 2020-1[1]	07/15/60	2.280	1,110,872
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,787,375
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	2,040,701
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,880,322
1,397,620	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,3]	10/15/31	1.726	1,384,519
1,070,000	Elm Trust 2020-3A1	08/20/29	2.954	1,075,463
2,490,000	Elm Trust 2020-4A1	10/20/29	2.286	2,488,302
177,025	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	177,800
213,142	FCI Funding LLC 2019-1A1	02/18/31	3.630	215,791
1,263,670	FNA LLC 2019-1[2]	12/10/31	3.000	1,268,472
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,114,535
903,054	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	906,788
19,102	FREED ABS TRUST 2019-2[1]	11/18/26	2.620	19,118
197,141	FREED ABS TRUST 2020-2CP1	06/18/27	4.520	197,716
1,660,563	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,680,736
1,565,571	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,590,315
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1,2	04/20/29	2.773	4,337,798
819,328	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	823,453
1,821,853	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	1,839,525
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,459,704
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,151,592
531,651	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	608,490
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	706,060
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,096,760
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,270,657
1,091,292	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,125,495
2,520,000	New Residential Advance Receivables Trust Advance
	Receivables Backed 2020-T1[1]	08/15/53	1.426	2,526,213

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$461,434	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	2.700%	$454,399
218,885	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	4.000	211,690
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,379,796
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,3]	07/17/32	1.118	3,955,254
196,932	NMEF Funding LLC 2019-A1	08/17/26	2.730	197,746
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,199,116
592,673	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	593,371
1,540,000	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	1,603,266
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,076,044
24,200	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	24,275
1,533,611	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,550,143
1,152,025	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,187,951
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,550,248
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD-LIBOR + 2.250%)[1,3]	04/20/27	2.384	1,520,813
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 2.100%)[1,3]	08/20/27	2.255	1,940,082
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,512,719
1,006,058	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	2.750	962,198
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,404,183
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	2,101,640
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,270,921
1,500,000	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	1,572,915
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	2,050,494
2,176,108	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	2,304,303
577,373	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	573,631
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,405,763
1,736,778	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,771,252
4,980,000	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	5,017,896
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,404,808
2,590,000	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	2,590,691
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,405,674
2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140	2,539,855
3,300,000	WRG Debt Funding IV LLC 2020-1[1,2]	07/15/28	6.535	3,309,707
	Total Asset Backed Securities (Cost $105,661,331)			107,274,663

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (3.5%)
$2,190,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,3]	02/15/38	1.060%	$2,188,686
1,250,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 2.664%)[1,3]	03/15/37	2.710	1,256,205
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	4.093	138,839
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	4.093	590,192
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	4.843	1,110,281
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,3]	07/15/30	1.843	590,379
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	961,627
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.941	3,501,407
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.629	834,426
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.050	155,478
1,590,321	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,3]	06/15/36	1.191	1,590,798
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.400%)[1,3]	05/15/36	1.493	3,000,977
890,000	STWD, Ltd. 2019-FL1 (30-Day SOFR + 1.714%)[1,3]	07/15/38	1.759	889,733
1,848,760	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,3]	11/15/37	1.221	1,849,315
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	301,927
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,3]	02/15/37	1.433	2,907,720
	Total Commercial Mortgage Backed Securities (Cost $22,531,835)			21,867,990

	CORPORATE BONDS (42.9%)
	AEROSPACE/DEFENSE (1.4%)
2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400	2,453,008
3,250,000	Boeing Co.	05/01/23	4.508	3,453,190
2,700,000	Boeing Co.	02/01/28	3.250	2,874,315
				8,780,513
	AIRLINES (0.5%)
1,990,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.[1]	04/20/26	5.500	2,082,037
880,000	Delta Air Lines, Inc./ SkyMiles IP, Ltd.[1]	10/20/28	4.750	983,400
				3,065,437
	AUTO MANUFACTURERS (0.5%)
3,080,000	Ford Motor Credit Co. LLC .	11/13/25	3.375	3,215,500

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (3.0%)
$1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400%	$1,238,565
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,465,496
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	2,110,763
1,140,000	HSBC Holdings, Plc. (SOFR + 2.387%)[3]	06/04/31	2.848	1,201,199
2,020,000	JPMorgan Chase & Co. (SOFR + 1.585%)[3]	03/13/26	2.005	2,093,366
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,628,084
2,440,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	2,477,452
1,410,000	Morgan Stanley (SOFR + 1.990%)[3]	04/28/26	2.188	1,463,991
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	510,061
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	824,805
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,295,717
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,219,453
				18,528,952
	BEVERAGES (0.3%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,745,397

	BIOTECHNOLOGY (0.2%)
1,395,000	Amgen, Inc	02/21/27	2.200	1,466,828

	BUILDING MATERIALS (0.9%)
2,804,000	Builders FirstSource, Inc.[1]	06/01/27	6.750	3,000,280
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,682,306
				5,682,586

	DIVERSIFIED FINANCIAL SERVICES (5.0%)
1,080,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	1,155,649
1,280,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	1,437,501
2,530,000	Air Lease Corp.	01/15/22	3.500	2,566,686
3,055,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	3,134,827
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,640,036
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,868,669
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	1,055,691
2,475,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,680,930
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,631,704
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	868,350
1,400,000	Credit Acceptance Corp.	03/15/26	6.625	1,477,000
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge
	Special Opportunities Finance[1]	02/15/26	3.875	2,572,532
2,665,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.[1]	12/15/22	6.375	2,683,788
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,740,377
				30,513,740

	ELECTRIC (2.4%)
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	5,131,478

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$2,800,000	Electricite de France S.A.[1]	09/21/28	4.500%	$3,273,640
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	2,334,974
1,060,000	PacifiCorp	04/01/24	3.600	1,138,925
2,500,000	Vistra Operations Co. LLC[1]	07/31/27	5.000	2,581,250
				14,460,267

	HEALTHCARE-SERVICES (3.6%)
1,280,000	Advocate Health & Hospitals Corp	06/15/50	3.008	1,391,850
1,930,000	Ascension Health	11/15/29	2.532	2,062,367
825,000	Centene Corp.	12/15/27	4.250	870,375
1,750,000	Franciscan Missionaries of Our Lady Health System, Inc	07/01/49	3.914	2,077,156
6,675,000	MEDNAX, Inc.[1]	01/15/27	6.250	7,031,846
1,130,000	Mercy Health	07/01/28	4.302	1,329,522
2,085,000	Orlando Health Obligated Group	10/01/50	3.327	2,261,908
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	2,724,583
2,490,000	Sutter Health	08/15/30	2.294	2,577,037
				22,326,644

	INSURANCE (7.6%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,828,991
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	3,046,160
967,000	Athene Global Funding[1]	01/25/22	4.000	984,804
2,035,000	Athene Global Funding[1]	06/29/25	2.550	2,144,449
4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	4,589,388
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,706,461
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,646,154
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,548,712
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,915,583
1,180,000	New York Life Insurance Co.[1]	05/15/50	3.750	1,367,823
2,880,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,022,615
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	3,074,667
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	5,518,275
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	2,689,861
2,660,000	United Insurance Holdings Corp	12/15/27	6.250	2,727,864
				46,811,807

	INVESTMENT COMPANIES (8.6%)
2,960,000	Apollo Investment Corp.	07/16/26	4.500	2,997,150
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,787,397
2,295,000	Blackstone Secured Lending Fund	07/14/23	3.650	2,392,757
200,000	Business Development Corp. of America[1]	12/30/22	4.750	207,692

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$2,930,000	Business Development Corp. of America[1]	12/15/24	4.850%	$3,119,097
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,664,300
1,635,000	CION Investment Corp[2]	02/11/26	4.500	1,658,755
4,545,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	4,510,912
1,145,000	FS KKR Capital Corp.	07/15/24	4.625	1,233,668
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,456,449
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,665,263
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,458,150
3,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	3,759,742
3,465,000	Main Street Capital Corp	05/01/24	5.200	3,773,937
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,145,187
610,000	Owl Rock Capital Corp.	03/30/25	4.000	651,454
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,541,352
3,495,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	4,053,600
1,105,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	1,224,087
2,535,000	PennantPark Floating Rate Capital, Ltd	04/01/26	4.250	2,564,240
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	3,096,842
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,851,539
				52,813,570

	OIL & GAS (2.6%)
2,010,000	Apache Corp	11/15/25	4.625	2,160,750
2,280,000	Equinor ASA	04/06/25	2.875	2,443,959
860,000	Equinor ASA	05/22/30	2.375	899,354
2,610,000	Exxon Mobil Corp.	03/19/30	3.482	2,966,341
5,000,000	Occidental Petroleum Corp	08/15/24	2.900	5,036,725
2,315,000	Ovintiv Exploration, Inc.	07/01/24	5.625	2,563,252
				16,070,381

	PHARMACEUTICALS (0.6%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,851,936
455,000	AbbVie, Inc.	05/14/35	4.500	559,082
450,000	AbbVie, Inc.	05/14/36	4.300	542,956
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	753,243
				3,707,217

	PIPELINES (2.6%)
1,730,000	Enable Midstream Partners LP .	09/15/29	4.150	1,922,484
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		6.250	3,643,574
1,995,000	Energy Transfer LP	02/01/22	5.200	2,017,734
2,230,000	EnLink Midstream LLC[1]	01/15/28	5.625	2,359,786
2,230,000	EnLink Midstream Partners LP	06/01/25	4.150	2,302,921
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,598,350

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (continued)
$1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625%	$1,185,938
				16,030,787

	PRIVATE EQUITY (0.4%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	2,179,554

	REAL ESTATE INVESTMENT TRUSTS (1.5%)
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	2,092,630
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,289,880
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,488,866
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	2,137,117
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,446,951
				9,455,444

	RETAIL (0.6%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,641,157

	SEMICONDUCTORS (0.4%)
2,100,000	ams AG1	07/31/25	7.000	2,250,937

	TELECOMMUNICATIONS (0.2%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	919,844
78,438	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	78,712
				998,556
	Total Corporate Bonds (Cost $246,779,487)			263,745,274

	LOAN PARTICIPATIONS AND ASSIGNMENTS (15.1%)
5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	5.500	5,246,692
2,245,000	Air Canada Term B3 (3-Month USD-LIBOR + 3.500%)	07/27/28	4.250	2,248,749
2,560,000	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	4.750	2,567,475
3,065,698	Allen Media LLC (3-Month USD-LIBOR + 5.500%)[3]	02/10/27	5.647	3,038,873
1,630,202	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[3]	05/27/22	5.500	1,630,202
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD- LIBOR + 1.750%)[3]	01/15/25	2.500	1,174,287
1,965,077	Axalta Coating Systems Dutch Holding B BV Term B3 (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	1.897	1,941,614
3,132,404	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[3]	10/31/24	4.500	3,089,334
1,397,366	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.354	1,383,643
2,060,083	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	3.342	2,041,728

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$3,900,126	Connect Finco S.a r.l. (1-Month USD-LIBOR + 3.500%)[3]	12/11/26	4.500%	$3,896,655
2,812,500	DaVita Inc. Term A (1-Month USD-LIBOR + 1.500%)[3]	08/12/24	1.592	2,793,178
1,892,217	Dell International LLC Term B2 (1-Month USD-LIBOR + 1.750%)[3]	09/19/25	2.000	1,888,830
2,500,000	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	1.897	2,493,750
4,080,724	Eastern Power LLC (TPF II LC LLC) (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.750	3,611,440
2,480,522	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	1.850	2,433,119
1,641,390	Greatbatch, Ltd. Term B (1-Month USD-LIBOR + 2.500%)[3]	10/27/22	3.500	1,638,829
915,503	Icon, Plc. (3-Month USD-LIBOR + 2.500%)[3]	07/03/28	3.000	913,214
3,674,497	Icon, Plc. (3-Month USD-LIBOR + 2.500%)[3]	07/03/28	3.000	3,665,311
5,060,712	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[3]	06/22/28	5.250	5,041,734
2,870,000	Jazz Pharmaceuticals, Plc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	4.000	2,872,698
3,080,250	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.092	3,051,758
3,000,000	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 2.750%)[3]	06/07/23	3.750	2,977,170
2,708,731	NorthRiver Midstream Finance LP Term B (3-Month USD- LIBOR + 3.250%)[3]	10/01/25	3.395	2,681,996
5,645,000	OCM System One Buyer CTB LLC (3-Month USD-LIBOR + 4.500%)[3]	03/02/28	5.250	5,666,169
2,785,000	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	3.500	2,776,311
1,105,602	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[3]	02/11/27	1.842	1,099,521
2,110,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3]	10/20/27	4.750	2,226,641
450,574	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.842	443,559
356,938	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.842	351,380
719,198	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.842	707,676
1,720,000	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 4.250%)[3]	06/30/28	4.342	1,718,280
2,781,836	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	3.842	2,781,836
3,780,525	United AirLines, Inc. Term B (1-Month USD-LIBOR + 3.750%)[3]	04/21/28	4.500	3,781,962
1,824,514	Vistra Operations Company LLC (fka Tex Operations Company LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	1.841	1,799,774
2,917,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	1.842	2,884,678

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$2,615,000	Zebra Buyer LLC[3] (3-month USD-LIBOR + 3.250%)	04/21/28	3.750%	$2,615,000
	Total Loan Participations and Assignments (Cost $93,725,466)			93,175,066

	MUNICIPAL BOND (0.9%)
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	5,712,975
	Total Municipal Bond (Cost $5,696,101)			5,712,975

	PREFERRED STOCKS (0.9%)
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,415,386
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,998,200
	Total Preferred Stocks (Cost $5,190,000)			5,413,586

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.5%)
760,814	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	792,772
1,368,052	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	1,398,986
705,543	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	706,346
	Total Residential Mortgage Backed Securities (Cost $2,826,426)			2,898,104

	U.S. TREASURY BONDS AND NOTES (17.9%)
18,400,000	U.S. Treasury Bond	08/15/40	3.875	24,865,156
7,650,000	U.S. Treasury Bond	08/15/46	2.250	8,197,453
13,500,000	U.S. Treasury Bond	08/15/50	1.375	11,857,324
700,000	U.S. Treasury Note[6]	02/15/23	2.000	719,906
1,200,000	U.S. Treasury Note[6]	10/31/23	1.625	1,237,641
34,250,000	U.S. Treasury Note	06/30/26	0.875	34,560,391
300,000	U.S. Treasury Note[6]	08/15/26	1.500	311,719
18,700,000	U.S. Treasury Note	02/29/28	1.125	18,918,410
9,730,000	U.S. Treasury Note	08/15/30	0.625	9,259,463
	Total U.S. Treasury Bonds and Notes (Cost $107,891,004)			109,927,463

	U.S. TREASURY BILLS (2.3%)
400,000	U.S. Treasury Bill[7]	08/03/21	0.000	399,999
8,750,000	U.S. Treasury Bill[7]	09/02/21	0.000	8,749,689
4,950,000	U.S. Treasury Bill[7]	11/18/21	0.000	4,949,254
	Total U.S. Treasury Bills (Cost $14,099,354)			14,098,942

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

		Value
TOTAL INVESTMENTS (Cost $604,401,004)[8]	101.4%	$624,114,063
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)%	(8,784,841)
NET ASSETS	100.0%	$615,329,222

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2021 was $229,921,181 or 37.4% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
3	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2021 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]	The aggregate cost for federal income tax purposes is $604,401,004, the aggregate gross unrealized appreciation is $24,990,688 and the aggregate gross unrealized depreciation is $1,706,004, resulting in net unrealized appreciation of $23,284,684.

Abbreviations:

CMT – Constant Maturity Treasury.

LIBOR – London Interbank Offered Rate.

SOFR – Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2021:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	153	September 2021	$24,006,657	$25,201,969	$1,195,312
U.S. Treasury 2-Year Notes	36	September 2021	7,946,156	7,943,625	(2,531)
U.S. Treasury 5-Year Notes	270	September 2021	33,418,594	33,600,235	181,641
U.S. Ultra 10-Year Notes	131	September 2021	19,037,984	19,682,750	644,766
U.S. Ultra Bond	118	September 2021	21,992,250	23,544,687	1,552,437
Net Unrealized Gain on Open Futures Contracts					$3,571,625

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2021
Asset Backed Securities	$–	$95,145,144	$12,129,519	$107,274,663
Commercial Mortgage Backed Securities	–	20,618,870	1,249,120	21,867,990
Corporate Bonds	–	262,086,519	1,658,755	263,745,274
Loan Participations and Assignments	–	93,175,066	–	93,175,066
Municipal Bonds	–	5,712,975	–	5,712,975
Preferred Stock	–	5,413,586	–	5,413,586
Residential Mortgage Backed Securities	–	2,898,104	–	2,898,104
U.S. Treasury Bonds and Notes	–	109,927,463	–	109,927,463
U.S. Treasury Bills	–	14,098,942	–	14,098,942
Total Investment, at value	$–	$609,076,669	$15,037,394	$624,114,063

Other Financial Instruments, at value
Financial Futures Contracts	$3,571,625	$–	$–	$3,571,625
Other Financial Instruments, at value	$3,571,625	$–	$–	$3,571,625

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2021:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2020	$5,694,790	$1,081,308	$-	$6,776,098
Purchases	6,910,000	-	1,635,000	8,545,000
Sales / Paydowns	(553,626)	-	-	(553,626)
Realized gains (losses)	27	-	-	27
Change in unrealized appreciation (depreciation)	77,390	166,673	23,755	267,818
Amortization	938	1,139	-	2,077
Transfers from Level 3	-	-	-	-
Transfers to Level 3	-	-	-	-
Balance as of July 31, 2021	$12,129,519	$1,249,120	$1,658,755	$15,037,394

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.